Going Concern (Details Textual) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended			16 Months Ended	39 Months Ended	42 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2010	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013	Mar. 23, 2010	Mar. 10, 2010
Net Loss	$ 819,531	$ 630,850	$ 398,209	$ 300,589	$ 6,727,457	$ 783,383	$ 590,215	$ 505,630	$ 8,016,470	$ 8,836,001
Net Cash Used In Operating Activities	(3,671)	345,039	285,382		1,627,965		363,217		2,523,586	2,519,915
Total Stockholders' Equity (Deficit)	4,816,425		1,288,913	300,489	4,162,212	1,288,913	890,704	505,530	4,162,212	4,816,425	(100)	(100)
Deficit accumulated during the development stage	8,836,001		1,289,013		8,016,470	1,289,013	890,804		8,016,470	8,836,001
Working Capital Deficit	$ 5,103,961									$ 5,103,961